As filed with the Securities and Exchange Commission on February 26, 2016

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-22378

DoubleLine Funds Trust

(Exact name of registrant as specified in charter)

333 South Grand Avenue, Suite 1800

Los Angeles, CA 90071

(Address of principal executive offices) (Zip code)

Ronald R. Redell

DoubleLine Funds Trust

333 South Grand Avenue, Suite 1800

Los Angeles, CA 90071

(Name and address of agent for service)

(213) 633-8200

Registrant’s telephone number, including area code

Date of fiscal year end: March 31, 2016

Date of reporting period: December 31, 2015

Item 1. Schedule of Investments.

DoubleLine Selective Credit Fund

Schedule of Investments

December 31, 2015 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 0.2%
413,452	MarketPlace Loan Trust, Series 2015-CB1-A	4.00%	^	07/15/2021	409,772

Total Asset Backed Obligations (Cost $413,452)					409,772

Collateralized Loan Obligations - 0.6%
250,000	Babson Ltd., Series 2014-3A-E2	6.82%	# ^	01/15/2026	209,997
750,000	Babson Ltd., Series 2015-1A-E	5.58%	# ^	04/20/2027	630,085
250,000	ING Ltd., Series 2013-1A-D	5.32%	# ^	04/15/2024	207,524
250,000	Octagon Investment Partners Ltd., Series 2014-1A-D	6.96%	# ^	11/14/2026	225,446
250,000	Octagon Investment Partners Ltd., Series 2014-1A-E2	7.07%	# ^	11/22/2025	226,891
250,000	Octagon Investment Partners Ltd., Series 2014-1A-F	6.62%	# ^	11/22/2025	195,076

Total Collateralized Loan Obligations (Cost $1,912,493)					1,695,019

Non-Agency Commercial Mortgage Backed Obligations - 4.6%
500,000	BAMLL Commercial Mortgage Securities Trust, Series 2011-07C1-A3B	5.38%	^	12/15/2016	508,886
500,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-T26-AJ	5.57%	#	01/12/2045	501,257
500,000	CD Commercial Mortgage Trust, Series 2007-CD4-AMFX	5.37%	#	12/11/2049	510,730
500,000	CDGJ Commercial Mortgage Trust, Series 2014-BXCH-B	2.18%	# ^	12/15/2027	496,870
400,000	Citigroup Commercial Mortgage Trust, Series 2007-C6-AM	5.71%	#	12/10/2049	409,242
500,000	Citigroup Commercial Mortgage Trust, Series 2007-C6-AMFX	5.90%	# ^	12/10/2049	510,326
500,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.43%	# ^	02/10/2048	394,600
250,000	COBALT Commercial Mortgage Trust, Series 2007-C2-AJFX	5.57%	#	04/15/2047	252,577
250,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR19-C	4.72%	#	08/10/2047	250,011
500,000	Commercial Mortgage Pass-Through Certificates, Series 2014-KYO-E	2.65%	# ^	06/11/2027	490,689
250,000	Commercial Mortgage Pass-Through Certificates, Series 2014-KYO-F	3.80%	# ^	06/11/2027	247,550
500,000	Commercial Mortgage Pass-Through Certificates, Series 2015-3BP-B	3.24%	# ^	02/10/2035	487,138
500,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR22-D	4.13%	# ^	03/10/2048	396,607
500,000	Commercial Mortgage Pass-Through Certificates, Series 2015-DC1-D	4.35%	# ^	02/10/2048	412,083
488,560	Countrywide Commercial Mortgage Trust, Series 2007-MF1-A	6.07%	# ^	11/12/2043	505,464
500,000	CSAIL Commercial Mortgage Trust, Series 2015-C1-D	3.80%	# ^	04/15/2050	397,852
150,000	GS Mortgage Securities Corporation, Series 2006-GG6-AJ	5.64%	#	04/10/2038	149,864
500,000	GS Mortgage Securities Corporation, Series 2006-GG8-AJ	5.62%		11/10/2039	496,770
500,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP9-AM	5.37%		05/15/2047	508,803
250,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CIBC20	6.08%	#	02/12/2051	254,471
500,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-D	3.85%	# ^	02/15/2048	371,184
500,000	LMREC, Inc., Series 2015-CRE1-A	2.16%	# ^	02/22/2032	495,350
250,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18-C	4.49%		10/15/2047	252,724
350,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-C	4.00%		12/15/2047	332,639
740,000	Morgan Stanley Capital, Inc., Series 2007-HQ11-AJ	5.51%	#	02/12/2044	745,570
500,000	Morgan Stanley Capital, Inc., Series 2007-IQ13-AJ	5.44%		03/15/2044	496,654
500,000	Morgan Stanley Capital, Inc., Series 2014-MP-D	3.69%	# ^	08/11/2029	502,650
500,000	Morgan Stanley Re-Remic Trust, Series 2010-GG10-A4B	5.79%	# ^	08/15/2045	519,253
500,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C26-D	3.59%	^	02/15/2048	376,814

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $12,819,447)					12,274,628

Non-Agency Residential Collateralized Mortgage Obligations - 92.8%
6,038,382	Banc of America Funding Corporation, Series 2006-2-2A11	5.50%		03/25/2036	6,138,573
3,379,040	Banc of America Funding Corporation, Series 2007-1-TA8	5.85%	#	01/25/2037	2,838,196
4,596,269	Chase Mortgage Finance Trust, Series 2006-S2-1A9	6.25%		10/25/2036	4,085,999
7,733,564	Chase Mortgage Finance Trust, Series 2006-S3-1A2	6.00%		11/25/2036	6,575,253
671,600	Chase Mortgage Finance Trust, Series 2007-S3-1A12	6.00%		05/25/2037	577,156
2,784,187	Citigroup Mortgage Loan Trust, Inc., Series 2005-9-21A2	5.50%		11/25/2035	2,680,243
3,760,163	Citigroup Mortgage Loan Trust, Inc., Series 2011-12-1A2	4.53%	# ^	04/25/2036	2,876,246
6,995,941	CitiMortgage Alternative Loan Trust, Series 2007-A6-1A4	6.00%		06/25/2037	6,147,493
4,767,630	CitiMortgage Alternative Loan Trust, Series 2007-A6-1A5	6.00%		06/25/2037	4,189,425
7,710,743	CitiMortgage Alternative Loan Trust, Series 2007-A8-A1	6.00%		10/25/2037	7,076,951
1,565,025	Countrywide Alternative Loan Trust, Series 2004-22CB-1A1	6.00%		10/25/2034	1,659,129
2,596,268	Countrywide Alternative Loan Trust, Series 2005-22T1-A5	5.50%		06/25/2035	2,255,623
2,477,975	Countrywide Alternative Loan Trust, Series 2005-28CB-2A7	5.75%		08/25/2035	2,334,969
3,940,306	Countrywide Alternative Loan Trust, Series 2005-46CB-A20	5.50%		10/25/2035	3,707,342
7,922,999	Countrywide Alternative Loan Trust, Series 2005-65CB-1A11	6.00%		01/25/2036	7,516,835
594,683	Countrywide Alternative Loan Trust, Series 2005-73CB-1A3	6.25%		01/25/2036	585,980
2,932,711	Countrywide Alternative Loan Trust, Series 2006-14CB-A8	6.00%		06/25/2036	2,555,261
6,935,431	Countrywide Alternative Loan Trust, Series 2006-41CB-2A12	6.00%		01/25/2037	6,276,343
2,647,483	Countrywide Alternative Loan Trust, Series 2006-41CB-2A15	5.75%		01/25/2037	2,353,996
6,819,469	Countrywide Alternative Loan Trust, Series 2006-46-A6	6.00%		02/25/2047	5,957,960
4,650,484	Countrywide Alternative Loan Trust, Series 2006-7CB-2A1	6.50%		05/25/2036	3,481,487

2,256,722	Countrywide Alternative Loan Trust, Series 2006-8T1-1A4	6.00%		04/25/2036	1,908,432
3,156,000	Countrywide Alternative Loan Trust, Series 2006-J4-2A13	6.00%		07/25/2036	2,740,981
8,690,988	Countrywide Alternative Loan Trust, Series 2006-J4-2A8	6.00%		07/25/2036	7,548,110
2,265,340	Countrywide Alternative Loan Trust, Series 2006-J6-A5	6.00%		09/25/2036	2,068,419
1,729,124	Countrywide Alternative Loan Trust, Series 2007-13-A4	6.00%		06/25/2047	1,412,042

1,613,354		Countrywide Alternative Loan Trust, Series 2007-J2-2A1	6.00%		07/25/2037	1,686,382
256,848		Countrywide Home Loans, Series 2006-10-1A11	5.85%		05/25/2036	236,257
1,705,509		Countrywide Home Loans, Series 2006-17-A6	6.00%		12/25/2036	1,559,675
3,622,274		Countrywide Home Loans, Series 2006-19-1A7	6.00%		01/25/2037	3,363,233
4,939,690		Countrywide Home Loans, Series 2006-9-A2	6.00%		05/25/2036	4,572,414
1,224,320		Countrywide Home Loans, Series 2007-4-1A10	6.00%		05/25/2037	1,106,711
882,287		Countrywide Home Loans, Series 2007-8-1A5	5.44%		01/25/2038	765,408
3,817,363		Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-12-5A1	5.25%		01/25/2036	3,689,244
1,610,983		Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-9-3A2	6.00%		10/25/2035	1,110,318
1,761,555		Credit Suisse Mortgage Capital Certificates, Series 2006-6-1A10	6.00%		07/25/2036	1,352,458
2,410,584		Credit Suisse Mortgage Capital Certificates, Series 2008-2R-1A1	6.00%	^	07/25/2037	2,140,919
6,773,055		Credit Suisse Mortgage Capital Certificates, Series 2009-9R-10A2	5.50%	^	12/26/2035	5,443,468
3,121,114		Credit Suisse Mortgage Capital Certificates, Series 2011-17R-1A2	5.75%	^	02/27/2037	2,836,582
2,103,298		Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-6-2A1	5.50%		12/25/2035	1,781,574
789,150		Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A1A	6.01%	#	10/25/2036	659,126
7,455,243		Deutsche Mortgage Securities, Inc., Series 2009-RS2-1A2	2.75%	# ^	09/26/2036	6,738,576
5,062,657		First Horizon Alternative Mortgage Securities, Series 2005-FA4-1A6	5.50%		06/25/2035	4,683,216
1,882,890		First Horizon Alternative Mortgage Securities, Series 2005-FA8-1A3	5.50%		11/25/2035	1,623,571
4,853,917		First Horizon Alternative Mortgage Securities, Series 2007-FA3-A8	6.00%		06/25/2037	3,868,890
4,995,715		First Horizon Alternative Mortgage Securities, Series 2007-FA4-1A4	6.25%		08/25/2037	3,947,327
539,803		First Horizon Asset Securities, Inc., Series 2006-1-1A2	6.00%		05/25/2036	516,536
3,673,162		First Horizon Asset Securities, Inc., Series 2007-3-A4	6.00%		06/25/2037	3,170,657
956,568		GSR Mortgage Loan Trust, Series 2006-2F-3A4	6.00%		02/25/2036	777,063
3,749,331		GSR Mortgage Loan Trust, Series 2007-1F-3A14	5.75%		01/25/2037	3,532,299
6,097,452		GSR Mortgage Loan Trust, Series 2007-2F-3A3	6.00%		03/25/2037	5,843,302
4,124,526		HSI Asset Loan Obligation Trust, Series 2007-1-3A6	6.00%		06/25/2037	3,242,483
2,553,768		Impac Secured Assets Trust, Series 2006-5-1A1B	0.62%	#	02/25/2037	1,963,004
7,266,609		JP Morgan Alternative Loan Trust, Series 2006-S4-A4	5.96%	#	12/25/2036	5,895,152
6,042,783		JP Morgan Alternative Loan Trust, Series 2008-R2-A1	6.00%	^	11/25/2036	5,023,199
786,345		JP Morgan Mortgage Trust, Series 2005-S3-1A1	6.50%		01/25/2036	697,779
4,738,443		JP Morgan Mortgage Trust, Series 2007-S1-2A8	5.75%		03/25/2037	3,926,803
4,638,103		JP Morgan Resecuritization Trust, Series 2009-13-1A2	5.50%	^	01/26/2036	3,971,993
2,070,408		Lavender Trust, Series 2010-RR11-A4	6.25%	^	10/26/2036	1,694,006
953,244		MASTR Alternative Loans Trust, Series 2004-10-5A5	5.75%		09/25/2034	956,120
1,075,188		Merrill Lynch Alternative Note Asset Trust, Series 2007-F1-2A6	6.00%		03/25/2037	805,385
2,374,771		Merrill Lynch Mortgage Investors Trust, Series 2006-AF1-AF3B	6.25%		08/25/2036	1,999,989
1,914,247		Morgan Stanley Mortgage Loan Trust, Series 2007-12-3A4	6.25%		08/25/2037	1,773,317
5,013,090		Nomura Asset Acceptance Corporation, Series 2006-AP1-A2	5.52%	#	01/25/2036	2,841,316
2,167,413		Nomura Asset Acceptance Corporation, Series 2007-1-1A1A	6.00%	#	03/25/2047	1,573,645
869,811		PR Mortgage Loan Trust, Series 2014-1-APT	5.93%	#	10/25/2049	894,427
2,264,749		RBSGC Mortgage Loan Trust, Series 2007-A-2A4	6.25%		01/25/2037	2,084,007
4,206,248		Residential Accredit Loans, Inc., Series 2005-QS13-1A6	5.50%		09/25/2035	3,733,059
842,728		Residential Accredit Loans, Inc., Series 2006-QS12-1A1	6.50%		09/25/2036	622,288
2,869,976		Residential Accredit Loans, Inc., Series 2006-QS7-A2	6.00%		06/25/2036	2,389,513
2,126,059		Residential Accredit Loans, Inc., Series 2007-QS11-A1	7.00%		10/25/2037	1,762,371
1,340,137		Residential Accredit Loans, Inc., Series 2007-QS5-A1	5.50%		03/25/2037	1,047,210
4,466,107		Residential Asset Mortgage Products, Inc., Series 2004-RZ2-AI5	5.98%	#	07/25/2034	4,281,081
4,500,000		Residential Asset Securities Corporation, Series 2007-KS3-AI3	0.67%	#	04/25/2037	4,153,931
5,966,527		Residential Asset Securitization Trust, Series 2006-A12-A1	6.25%		11/25/2036	4,226,972
2,569,694		Residential Asset Securitization Trust, Series 2006-A8-1A1	6.00%		08/25/2036	2,331,895
216,794		Residential Funding Mortgage Securities Trust, Series 2005-S9-A11	6.25%		12/25/2035	206,080
2,777,561		Residential Funding Mortgage Securities Trust, Series 2006-SA2-3A1	3.75%	#	08/25/2036	2,454,047
350,000		Springleaf Mortgage Loan Trust, Series 2013-1A-B2	6.00%	# ^	06/25/2058	351,583
350,000		Springleaf Mortgage Loan Trust, Series 2013-2A-B2	6.00%	# ^	12/25/2065	352,169
5,166,293		Structured Adjustable Rate Mortgage Loan Trust, Series 2008-1-A2	2.59%	#	10/25/2037	4,395,269
3,175,645		Washington Mutual Mortgage Pass-Through Certificates, Series 2005-10-2A8	6.00%		11/25/2035	2,922,682
5,169,740		Washington Mutual Mortgage Pass-Through Certificates, Series 2007-2-1A6	6.00%		04/25/2037	4,418,561
518,133		Washington Mutual Mortgage Pass-Through Certificates, Series 2007-4-1A1	5.50%		06/25/2037	489,588
2,246,693		Wells Fargo Alternative Loan Trust, Series 2007-PA3-1A4	5.75%		07/25/2037	2,055,968
1,316,772		Wells Fargo Mortgage Backed Securities Trust, Series 2007-13-A2	6.25%		09/25/2037	1,337,831
2,214,094		Wells Fargo Mortgage Backed Securities Trust, Series 2007-3-1A4	6.00%		04/25/2037	2,176,716

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $256,434,043)						249,605,089

Short Term Investments - 2.1%
1,900,284		BlackRock Liquidity Funds FedFund - Institutional Shares	0.16%	¿		1,900,284
1,900,284		Fidelity Institutional Money Market Government Portfolio - Class I	0.12%	¿		1,900,284
1,900,284		Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.16%	¿		1,900,284

Total Short Term Investments (Cost $5,700,852)						5,700,852

Total Investments - 100.3% (Cost $277,280,287)						269,685,360
Liabilities in Excess of Other Assets - (0.3)%						(779,197)

NET ASSETS - 100.0%						$268,906,163

	^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At December 31, 2015, the value of these securities amounted to $40,646,848 or 15.1% of net assets.

#	Variable rate security. Rate disclosed as of December 31, 2015.
¿	Seven-day yield as of December 31, 2015

The cost basis of investments for federal income tax purposes at December 31, 2015 was as follows+:

Tax Cost of Investments	$277,280,287

Gross Tax Unrealized Appreciation	529,945
Gross Tax Unrealized Depreciation	(8,124,872)

Net Tax Unrealized Appreciation (Depreciation)	$(7,594,927)

+	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Non-Agency Residential Collateralized Mortgage Obligations	92.8%
Non-Agency Commercial Mortgage Backed Obligations	4.6%
Short Term Investments	2.1%
Collateralized Loan Obligations	0.6%
Asset Backed Obligations	0.2%
Other Assets and Liabilities	(0.3)%

100.0%

Summary of Fair Value Disclosure

December 31, 2015 (Unaudited)

Security Valuation. The Fund has adopted accounting principles generally accepted in the United States of America (“US GAAP”) fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1—Unadjusted quoted market prices in active markets for identical securities

Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Assets and liabilities may be transferred between levels. The Fund uses end of period timing recognition to account for any transfers.

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3.

Fixed-income class	Inputs
All

Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in private investment funds typically will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy. As of March 31, 2015, the Fund did not hold any investments in private investment funds.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Valuation Committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Valuation Committee and the Pricing Group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market value.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of December 31, 20151:

Category
Investments in Securities
Level 1
Money Market Funds	$5,700,852

Total Level 1	5,700,852
Level 2
Non-Agency Residential Collateralized Mortgage Obligations	243,892,261
Non-Agency Commercial Mortgage Backed Obligations	12,274,628
Collateralized Loan Obligations	1,695,019
Asset Backed Obligations	409,772

Total Level 2	258,271,680
Level 3
Non-Agency Residential Collateralized Mortgage Obligations	5,712,828

Total Level 3	5,712,828

Total	$269,685,360

See the Schedule of Investments for further disaggregation of investment categories.

[1]	There were no transfers into and out of Levels 1, 2 and 3 during the period ended December 31, 2015.

The following is a reconcilation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 3/31/2015	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases[1]	Sales [2]	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 12/31/2015	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2015[3]
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$5,710,022	$24,367	$(55,392)	$188,120	$430	$(154,719)	$-	$-	$5,712,828	$(55,392)

Total	$5,710,022	$24,367	$(55,392)	$188,120	$430	$(154,719)	$-	$-	$5,712,828	$(55,392)

1 Purchases include all purchases of securities and payups.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on securities held at December 31, 2015 may be due to a security that was not held or categorized as Level 3 at either period end.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 12/31/2015*	Valuation Techniques	Unobservable Input	Input Values	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$5,712,828	Market Comparables	Market Quotes	$67.80 - $90.88	Significant changes in the market quotes would result in direct and proportional changes in the fair value of the security

* Level 3 securities are typically valued by pricing vendors. The appropriateness of fair values for these securities is monitored on an ongoing basis by the Adviser, which may include back testing, results of vendor due diligence, unchanged price review and consideration of market and/or sector events.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of this Form N-Q, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DoubleLine Funds Trust

By (Signature and Title)	/s/ Ronald R. Redell
Ronald R. Redell, President

Date	February 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ronald R. Redell
Ronald R. Redell, President

Date	February 24, 2016

By (Signature and Title)	/s/ Susan Nichols
Susan Nichols, Treasurer and Principal Financial and Accounting Officer

Date	February 24, 2016